Property Plant And Equipment	Nov. 18, 2019
Property, Plant and Equipment [Abstract]
Property Plant And Equipment
NOTE 10. PROPERTY, PLANT AND EQUIPMENT
Major classes of property, plant and equipment and their respective balances for the Companies are as follows:

At December 31,	2018	2017
(millions)
Dominion Energy
Utility:
Generation	$19,250	$17,602
Transmission	16,669	15,335
Distribution	18,549	17,408
Storage	2,905	2,887
Nuclear fuel	1,626	1,599
Gas gathering and processing	307	219
Oil and gas	1,763	1,720
General and other	1,476	1,514
Plant under construction	2,385	7,765

Total utility	64,930	66,049

Nonutility:
Merchant generation-nuclear	1,550	1,452
Merchant generation-other	3,802	4,992
Nuclear fuel	1,025	968
Gas gathering and processing	185	630
LNG facility	3,977	—
Other-including plant under construction	1,109	732

Total nonutility	11,648	8,774

Total property, plant and equipment	$76,578	$74,823

Virginia Power
Utility:
Generation	$19,250	$17,602
Transmission	9,392	8,332
Distribution	11,785	11,151
Nuclear fuel	1,626	1,599
General and other	821	794
Plant under construction	1,639	2,840

Total utility	44,513	42,318

Nonutility-other	11	11

Total property, plant and equipment	$44,524	$42,329

Dominion Energy Gas
Utility:
Transmission	$6,790	$6,510
Distribution	7	6
Storage	2,615	2,619
Gas gathering and processing	32	30
General and other	171	171
Plant under construction	732	4,783

Total utility	10,347	14,119

Nonutility:
LNG facility	3,977	-
Other-including plant under construction	376	133

Total nonutility	4,353	133

Total property, plant and equipment	$14,700	$14,252

Jointly-Owned Power Stations
Dominion Energy and Virginia Power’s proportionate share of jointly-owned power stations at December 31, 2018 is as follows:

	Bath

	County	North

	Pumped	Anna	Clover

	Storage	Units 1	Power	Millstone

	Station (1)	and 2 (1)	Station (1)	Unit 3 (2)
(millions, except percentages)
Ownership interest	60%	88.4%	50%	93.5%
Plant in service	1,058	2,560	590	1,231
Accumulated depreciation	(639)	(1,305)	(240)	(400)
Nuclear fuel	—	721	—	571
Accumulated amortization of nuclear fuel	—	(608)	—	(423)
Plant under construction	6	103	9	66
(1)	Units jointly owned by Virginia Power.
(2)	Unit jointly owned by Dominion Energy.
The
co-owners
are obligated to pay their share of all future construction expenditures and operating costs of the jointly-owned facilities in the same proportion as their respective ownership interest. Dominion Energy and Virginia Power report their share of operating costs in the appropriate operating expense (electric fuel and other energy-related purchases, other operations and maintenance, depreciation, depletion and amortization and other taxes, etc.) in the Consolidated Statements of Income.
Sale of Certain Retail Energy Marketing Assets
In October 2017, Dominion Energy entered into an agreement to sell certain assets associated with its nonregulated retail energy marketing operations for total consideration of $143 million, subject to customary approvals and certain adjustments. In December 2017, the first phase of the agreement closed for $79 million, which resulted in the recognition of a $78 million ($48 million after-tax)
benefit, included in gains on sales of assets in Dominion Energy’s Consolidated Statements of Income. In October 2018, the second phase of the agreement closed for $63 million, which resulted in the recognition of a $65 million ($49 million after-tax)
benefit included in gains on sales of assets in Dominion Energy’s Consolidated Statements of Income. Pursuant to the agreement, Dominion Energy entered into a commission agreement with the buyer upon the first closing in December 2017 under which the buyer will pay a commission in connection with the right to use Dominion Energy’s brand in marketing materials and other services over a ten-year term.
Sale of Certain Merchant Generation Facilities
In December 2018, Dominion Energy completed the sale of Fairless and Manchester for total consideration of $1.2 billion, subject to customary closing adjustments. Dominion Energy recognized a gain of $210 million ($198 million after-tax)
included in gains on sales of assets in Dominion Energy’s Consolidated Statements of Income. The
after-tax
gain reflects Dominion Energy’s assessment and
more-likely-than-not
conclusion that the utilization of state tax incentives will reduce the income tax expense associated with the sale of these facilities.
Acquisition of Solar Projects
In September 2017, Virginia Power entered into agreements to acquire two solar development projects in North Carolina. The first acquisition closed in October 2018. The facility commenced commercial operations in December 2018 at a cost of $140 million, including the initial acquisition cost. The second acquisition is expected to close prior to the project commencing commercial operations, which is expected by the end of 2019, and cost approximately $140 million once constructed, including the initial acquisition cost. The projects are expected to generate approximately 155 MW combined. Virginia Power anticipates claiming federal investment tax credits on these solar projects.
In February 2019, Virginia Power completed the acquisition of a solar development project in Virginia. The project is expected to commence commercial operations in the first quarter 2019, and cost approximately $37 million once constructed, including the initial acquisition cost. The project is expected to generate approximately 20 MW. Virginia Power anticipates claiming federal investment tax credits on this solar project.
In August 2018, Virginia Power entered into agreements to acquire two solar development projects in North Carolina and Virginia. The first acquisition is expected to close prior to the project commencing commercial operations, which is expected by the end of 2019, and cost approximately $120 million once constructed, including the initial acquisition cost. The second acquisition is expected to close prior to the project commencing commercial operations, which is expected by the end of 2020, and cost approximately $130 million, including the initial acquisition cost. The projects are expected to generate approximately 155 MW combined. Virginia Power anticipates claiming federal investment tax credits on these solar projects.
Assignment of Tower Rental Portfolio
Virginia Power rents space on certain of its electric transmission towers to various wireless carriers for communications antennas and other equipment. In March 2017, Virginia Power sold its rental portfolio to Vertical Bridge Towers II, LLC for $91 million in cash. The proceeds are subject to Virginia Power’s FERC-regulated tariff, under which it is required to return half of the proceeds to customers. Virginia Power recorded $6 million in operating revenue and $11 million in other income during 2018 and 2017, respectively, with $29 million remaining to be recognized ratably through 2023.
Assignments of Shale Development Rights
In December 2013, Dominion Energy Gas closed on agreements with two natural gas producers to convey over time approximately 100,000 acres of Marcellus Shale development rights underneath several of its natural gas storage fields. The agreements provided for payments to Dominion Energy Gas, subject to customary adjustments, of approximately $200 million over a period of nine years, and an overriding royalty interest in gas produced from the acreage. In 2013, Dominion Energy Gas received approximately $100 million in cash proceeds. In 2014, Dominion Energy Gas received $16 million in additional cash proceeds resulting from post-closing adjustments. In March 2015, Dominion Energy Gas and one of the natural gas producers closed on an amendment to the agreement, which included the immediate conveyance of approximately 9,000 acres of Marcellus Shale development rights and a two-year extension of the term of the original agreement. The conveyance of development rights resulted in the recognition of $43 million ($27 million after-tax)
of previously deferred revenue to operations and maintenance expense in Dominion Energy Gas’ Consolidated Statements of Income. In April 2016, Dominion Energy Gas and the natural gas producer closed on an amendment to the agreement, which included the immediate conveyance of a 32% partial interest in the remaining approximately 70,000 acres. This conveyance resulted in the recognition of the remaining $35 million ($21 million after-tax)
of previously deferred revenue to gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income. In August 2017, Dominion Energy Gas and the natural gas producer signed an amendment to the agreement, which included the finalization of contractual matters on previous conveyances, the conveyance of Dominion Energy Gas’ remaining 68% interest in approximately 70,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. Dominion Energy Gas received total consideration of $130 million, with $65 million received in 2017 and $65 million received in September 2018 in connection with the final conveyance. As a result of this amendment, in 2017, Dominion Energy Gas recognized a $56 million ($33 million after-tax)
gain included in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income associated with the finalization of the contractual matters on previous conveyances, a $9 million ($5 million after-tax)
gain included in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income associated with the elimination of its overriding royalty interest and in 2018, a $65 million ($47 million after-tax)
gain included in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income associated with the final conveyance of acreage.
In November 2014, Dominion Energy Gas closed an agreement with a natural gas producer to convey over time approximately 24,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields. The agreement provided for payments to Dominion Energy Gas, subject to customary adjustments, of approximately $120 million over a period of four years, and an overriding royalty interest in gas produced from the acreage. In November 2014, Dominion Energy Gas closed on the agreement and received proceeds of $60 million associated with an initial conveyance of approximately 12,000 acres. In connection with that agreement, in 2016, Dominion Energy Gas conveyed a 50% interest in approximately 4,000 acres of Marcellus Shale development rights and received proceeds of $10 million and an overriding royalty interest in gas produced from the acreage. These transactions resulted in a $10 million ($6 million after-tax)
gain. In July 2017, in connection with the existing agreement, Dominion Energy Gas conveyed an additional 50% interest in approximately 2,000 acres of Marcellus Shale development rights and received proceeds of $5 million and an overriding royalty interest in gas produced from the acreage. This transaction resulted in a $5 million ($3 million after-tax)
gain. The gains are included in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income. In January 2018, Dominion Energy Gas and the natural gas producer closed on an amendment to the agreement, which included the conveyance of Dominion Energy Gas’ remaining 50% interest in approximately 18,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. Dominion Energy Gas received proceeds of $28 million, resulting in an approximately $28 million ($20 million after-tax)
gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.
In March 2018, Dominion Energy Gas closed an agreement with a natural gas producer to convey approximately 11,000 acres of Utica and Point Pleasant Shale development rights underneath one of its natural gas storage fields. The agreement provided for a payment to Dominion Energy Gas, subject to customary adjustments, of $16 million. In March 2018, Dominion Energy Gas received cash proceeds of $16 million associated with the conveyance of the acreage, resulting in a $16 million ($12 million after-tax)
gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.
In June 2018, Dominion Energy Gas closed an amendment to an agreement with a natural gas producer for the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from approximately 9,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields previously conveyed in December 2013. In June 2018, Dominion Energy Gas received proceeds of $6 million associated with the transaction, resulting in a $6 million ($4 million after-tax)
gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.